ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2023
(a) Acquisition of a North American and European residential decarbonization infrastructure business
On January 4, 2023, Brookfield Infrastructure, alongside institutional partners (the “HomeServe consortium”), completed the acquisition of HomeServe PLC (“HomeServe”), a residential decarbonization infrastructure business operating in North America and Europe. Total consideration paid was $1.2 billion (HomeServe consortium - $4.9 billion). The partnership has an effective 26% and 25% interest in HomeServe’s North American and European businesses, respectively. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective January 4, 2023. Acquisition costs of approximately $55 million were recorded as other income (expense) within the Consolidated Statement of Operating Results.
Consideration Transferred:

US$ MILLIONS
Cash	$1,249
Total consideration	$1,249
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$205
Accounts receivable and other	827
Property, plant and equipment	118
Intangible assets	2,921
Goodwill	3,271
Accounts payable and other liabilities	(797)
Non-recourse borrowings	(1,006)
Deferred income tax liabilities	(635)
Net assets acquired before non-controlling interest	4,904
Non-controlling interest(2)	(3,655)
Net assets acquired	$1,249
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
During the measurement period, the partnership recorded a measurement adjustment of $0.7 billion resulting in a decrease in the fair value of its intangible assets acquired which primarily comprised of customer relationship assets. The acquired customer relationship assets were valued with inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model.

The goodwill recorded on acquisition is largely reflective of HomeServe’s potential to grow its customer base in under-penetrated markets and the ability to leverage operating synergies with our existing residential decarbonization infrastructure platform. The goodwill recognized is not deductible for income tax purposes.
(b) Acquisition of Brazilian electricity transmission operation
On May 2, 2023, Brookfield Infrastructure, alongside institutional partners (the “Sertaneja consortium”), exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Electricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, for $35 million (Sertaneja consortium - $114 million), increasing Brookfield Infrastructure’s effective ownership in Sertaneja to 31% (Sertaneja consortium total of 100%). Prior to May 2, 2023, our partnership’s existing interest in Sertaneja was accounted for using the equity method.
Consideration Transferred:

US$ MILLIONS
Cash	$35
Pre-existing interest in businesses	35
Total consideration	$70
Fair value of assets and liabilities acquired (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	9
Intangible assets	477
Goodwill	25
Accounts payable and other liabilities	(44)
Non-recourse borrowings	(192)
Deferred income tax liabilities	(83)
Net assets acquired before non-controlling interest	228
Non-controlling interest(2)	(158)
Net assets acquired	$70
1.The fair values of certain acquired assets and liabilities for these operations have been determined on a provisional basis given the proximity of the acquisitions to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of intangible assets, deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.
2.Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition dates.
Supplemental Information
Had the acquisition of HomeServe and our Brazilian electricity transmission operations acquisitions been effective January 1, 2023, the revenue and net income of Brookfield Infrastructure would have increased by approximately $35 million and $7 million, respectively, for the six-month period ended June 30, 2023.
In determining the pro-forma revenue and net income attributable to our partnership, management has:
•Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;
•Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.